SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Segment Information

NOTE 16. SEGMENT INFORMATION

We have six separately managed reportable segments, as follows:

  SDG&E provides electric service to San Diego and southern Orange counties and natural gas service to San Diego County.

  SoCalGas is a natural gas distribution utility, serving customers throughout most of Southern California and part of central California.

  Sempra South American Utilities operates electric transmission and distribution utilities in Chile and Peru. In June 2013, we sold our interests in two Argentine utilities, which we discuss further in Note 4 above.

  Sempra Mexico develops, owns and operates, or holds interests in, natural gas transmission pipelines and propane and ethane systems, a natural gas distribution utility, electric generation facilities (including wind), a terminal for the import of LNG, and marketing operations for the purchase of LNG and the purchase and sale of natural gas in Mexico.

  Sempra Renewables develops, owns and operates, or holds interests in, wind and solar energy projects in Arizona, California, Colorado, Hawaii, Indiana, Kansas, Nebraska, Nevada and Pennsylvania to serve wholesale electricity markets in the United States.
  Sempra Natural Gas develops, owns and operates, or holds interests in, a natural gas-fired electric generation asset, natural gas pipelines and storage facilities, natural gas distribution utilities and a terminal for the import and export of LNG and sale of natural gas, all within the United States.

Sempra South American Utilities and Sempra Mexico comprise our Sempra International operating unit. Sempra Renewables and Sempra Natural Gas comprise our Sempra U.S. Gas & Power operating unit.

We evaluate each segment's performance based on its contribution to Sempra Energy's reported earnings. The California Utilities operate in essentially separate service territories, under separate regulatory frameworks and rate structures set by the CPUC. The California Utilities' operations are based on rates set by the CPUC and the FERC. We describe the accounting policies of all of our segments in Note 1.

Common services shared by the business segments are assigned directly or allocated based on various cost factors, depending on the nature of the service provided. Interest income and expense is recorded on intercompany loans. The loan balances and related interest are eliminated in consolidation.

Sempra Natural Gas' sales to the DWR, under a 10-year contract that expired September 30, 2011, comprised 6 percent of our revenues in 2011.

The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as “All other” in the following tables consist primarily of parent organizations and the former commodities-marketing businesses of RBS Sempra Commodities, as we discuss in Note 4.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2013		2012			2011
REVENUES
SDG&E	$4,066	39%		$3,694	38%		$3,373	34%
SoCalGas	3,736	35		3,282	34		3,816	38
Sempra South American Utilities	1,495	14		1,441	15		1,080	11
Sempra Mexico	675	6		605	6		736	7
Sempra Renewables	82	1		68	1		22	―
Sempra Natural Gas	908	9		931	10		1,632	16
Adjustments and eliminations	(2)	―		(2)	―		(2)	―
Intersegment revenues(1)	(403)	(4)		(372)	(4)		(621)	(6)
Total	$10,557	100%		$9,647	100%		$10,036	100%
INTEREST EXPENSE
SDG&E	$197			$173			$142
SoCalGas	69			68			69
Sempra South American Utilities	27			32			34
Sempra Mexico	17			8			19
Sempra Renewables	23			22			13
Sempra Natural Gas	116			98			80
All other	241			251			233
Intercompany eliminations	(131)			(159)			(125)
Total	$559			$493			$465
INTEREST INCOME
SDG&E	$1		$	―		$	―
SoCalGas	―			―			1
Sempra South American Utilities	14			15			22
Sempra Mexico	2			2			1
Sempra Renewables	20			6			―
Sempra Natural Gas	88			55			34
All other	―			4			―
Intercompany eliminations	(105)			(58)			(32)
Total	$20			$24			$26
DEPRECIATION AND AMORTIZATION
SDG&E	$494	44%		$490	45%		$422	43%
SoCalGas	383	35		362	33		331	34
Sempra South American Utilities	59	5		56	5		40	4
Sempra Mexico	63	6		62	6		63	6
Sempra Renewables	21	2		16	1		6	1
Sempra Natural Gas	81	7		93	9		103	11
All other	12	1		11	1		11	1
Total	$1,113	100%		$1,090	100%		$976	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E	$191			$190			$237
SoCalGas	116			79			143
Sempra South American Utilities	67			78			42
Sempra Mexico	60			73			37
Sempra Renewables	(19)			(63)			(28)
Sempra Natural Gas	40			(157)			72
All other	(89)			(141)			(109)
Total	$366			$59			$394

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2013		2012		2011
EARNINGS (LOSSES)
SDG&E(2)	$404	41%	$484	56%	$431	32%
SoCalGas(3)	364	37	289	34	287	22
Sempra South American Utilities	153	15	164	19	425	32
Sempra Mexico	122	12	157	18	192	14
Sempra Renewables	62	6	61	7	7	1
Sempra Natural Gas	64	6	(241)	(28)	115	9
All other	(168)	(17)	(55)	(6)	(126)	(10)
Total	$1,001	100%	$859	100%	$1,331	100%
ASSETS
SDG&E	$15,377	41%	$14,744	40%	$13,555	41%
SoCalGas	9,147	25	9,071	25	8,475	25
Sempra South American Utilities	3,531	10	3,310	9	2,981	9
Sempra Mexico	3,246	9	2,591	7	2,502	8
Sempra Renewables	1,219	3	2,439	7	1,210	4
Sempra Natural Gas	7,200	19	5,145	14	5,738	17
All other	838	2	818	2	442	1
Intersegment receivables	(3,314)	(9)	(1,619)	(4)	(1,654)	(5)
Total	$37,244	100%	$36,499	100%	$33,249	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$978	38%	$1,237	42%	$1,831	64%
SoCalGas	762	30	639	22	683	24
Sempra South American Utilities	200	8	183	6	110	4
Sempra Mexico	371	14	45	2	16	―
Sempra Renewables	176	7	717	24	248	9
Sempra Natural Gas	83	3	131	4	157	6
All other	2	―	4	―	4	―
Intercompany eliminations(4)	―	―	―	―	(205)	(7)
Total	$2,572	100%	$2,956	100%	$2,844	100%
GEOGRAPHIC INFORMATION
Long-lived assets(5):
United States	$22,654	84%	$22,698	85%	$21,405	85%
Mexico	2,597	9	2,219	8	2,189	9
South America	1,784	7	1,790	7	1,542	6
Total	$27,035	100%	$26,707	100%	$25,136	100%

Revenues:
United States	$8,478	80%	$7,711	80%	$8,521	85%
South America	1,495	14	1,441	15	1,080	11
Mexico	584	6	495	5	435	4
Total	$10,557	100%	$9,647	100%	$10,036	100%
(1)		Revenues for reportable segments include intersegment revenues of:
$10 million, $70 million, $91 million and $232 million for 2013, $8 million, $46 million, $108 million and $210 million for 2012, and $6 million, $53 million, $300 million and $262 million for 2011 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		After preferred dividends and 2013 call premium on preferred stock.
(3)		After preferred dividends.
(4)		Amount represents elimination of intercompany sale of El Dorado power plant (renamed Desert Star Energy Center) in 2011, by Sempra Natural Gas to SDG&E.
(5)		Includes net property, plant and equipment and investments.